Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2021
Schedule of weighted average lease term and weighted average discount rate [Abstract]
Weighted average lease term – operating lease	4 years 7 months 24 days
Weighted average discount rate – operating lease	7.05%